UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Financial	24.44%
Industrial	19.69
Consumer, Non-cyclical	18.88
Consumer, Cyclical	11.26
Energy	9.78
Technology	6.58
Basic Materials	3.77
Utilities	2.19
Communications	1.73
Short Term Investments	1.68
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,072.85	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.71
Investor Class
Actual	$1,000.00	$1,071.11	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.46
* Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class shares and 1.09% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.66%
19,800	AdvanSix Inc	$ 692,604
88,639	Arconic Corp(a)	2,621,942
30,242	Ashland Inc	2,628,332
61,209	Cabot Corp	4,094,270
23,600	Constellium SE(a)	405,920
397,929	Ecovyst Inc(a)	4,560,266
3,800	Hawkins Inc	181,222
3,900	Ingevity Corp(a)	226,824
9,400	Kaiser Aluminum Corp	673,416
84,300	Mercer International Inc	680,301
8,800	Minerals Technologies Inc	507,672
500	NewMarket Corp	201,060
17,341	Rogers Corp(a)	2,808,028
63,600	Trinseo PLC	805,812
49,393	Valvoline Inc	1,852,732
		22,940,401
Communications — 1.68%
9,000	ePlus Inc(a)	506,700
4,000	InterDigital Inc	386,200
1,100	Preformed Line Products Co	171,710
55,102	Scholastic Corp	2,142,917
79,300	Stagwell Inc(a)	571,753
11,600	TEGNA Inc	188,384
73,726	Thryv Holdings Inc(a)	1,813,659
97,300	United States Cellular Corp(a)	1,715,399
264,278	Viavi Solutions Inc(a)	2,994,270
		10,490,992
Consumer, Cyclical — 10.93%
24,100	Adient PLC(a)	923,512
14,500	Allison Transmission Holdings Inc	818,670
2,500	Asbury Automotive Group Inc(a)	601,050
22,700	Bloomin' Brands Inc	610,403
13,700	Blue Bird Corp(a)	307,976
6,500	BlueLinx Holdings Inc(a)	609,570
46,071	Boot Barn Holdings Inc(a)	3,901,753
13,900	Brinker International Inc(a)	508,740
47,753	Brunswick Corp	4,137,320
2,700	Carter's Inc	196,020
36,800	Cato Corp Class A	295,504
8,100	Century Communities Inc	620,622
28,620	Churchill Downs Inc	3,983,045
32,286	Crocs Inc(a)	3,630,238
8,600	Dine Brands Global Inc	499,058
24,400	El Pollo Loco Holdings Inc	213,988
54,600	Funko Inc Class A(a)	590,772
34,600	G-III Apparel Group Ltd(a)	666,742
17,700	Genesco Inc(a)	443,208
6,775	Global Industrial Co	188,142
23,400	Goodyear Tire & Rubber Co(a)	320,112
10,000	Green Brick Partners Inc(a)	568,000
2,720	Group 1 Automotive Inc	702,032
19,500	Haverty Furniture Cos Inc	589,290
Shares		Fair Value
Consumer, Cyclical — (continued)
15,600	Hibbett Inc	$ 566,124
2,927	HNI Corp	82,483
25,100	Hooker Furnishings Corp	468,366
55,400	Interface Inc	486,966
2,200	Jack in the Box Inc	214,566
19,079	JAKKS Pacific Inc(a)	381,008
13,100	Johnson Outdoors Inc Class A	804,995
85,942	KB Home	4,444,061
4,400	Kontoor Brands Inc	185,240
12,900	Lakeland Industries Inc	185,631
18,200	La-Z-Boy Inc	521,248
16,208	LCI Industries	2,048,043
79,448	Liberty Media Corp-Liberty Braves Class C(a)	3,147,730
141,700	LL Flooring Holdings Inc(a)	542,711
6,100	M/I Homes Inc(a)	531,859
18,000	MarineMax Inc(a)	614,880
25,103	Marriott Vacations Worldwide Corp	3,080,640
4,200	Meritage Homes Corp	597,534
56,388	Methode Electronics Inc	1,890,126
8,900	Miller Industries Inc	315,683
60,500	MillerKnoll Inc	894,190
273,374	MRC Global Inc(a)	2,752,876
15,200	Nu Skin Enterprises Inc Class A	504,640
19,800	OneWater Marine Inc Class A(a)	717,552
4,000	PC Connection Inc	180,400
32,100	Resideo Technologies Inc(a)	566,886
8,400	Rush Enterprises Inc Class A	510,216
6,200	ScanSource Inc(a)	183,272
9,300	Signet Jewelers Ltd	606,918
66,340	Skyline Champion Corp(a)	4,341,953
8,400	Sleep Number Corp(a)	229,152
17,000	Sonic Automotive Inc Class A	810,390
18,400	Steven Madden Ltd	601,496
10,000	Taylor Morrison Home Corp(a)	487,700
7,100	Thor Industries Inc	734,850
17,500	Travel + Leisure Co	705,950
15,300	Tri Pointe Homes Inc(a)	502,758
7,200	Urban Outfitters Inc(a)	238,536
32,000	Vista Outdoor Inc(a)	885,440
37,369	VSE Corp	2,043,710
101,951	Wabash National Corp	2,614,024
1,970	Xperi Inc(a)	25,905
14,600	Zumiez Inc(a)	243,236
		68,417,711
Consumer, Non-Cyclical — 18.33%
41,900	Aaron's Co Inc	592,466
13,800	ABM Industries Inc	588,570
133,400	ACCO Brands Corp	695,014
301,118	Alight Inc Class A(a)	2,782,330
87,874	Alkermes PLC(a)	2,750,456
160,773	Alta Equipment Group Inc	2,786,196
24,269	AMN Healthcare Services Inc(a)	2,648,233

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
94,048	Andersons Inc	$ 4,340,315
42,748	ANI Pharmaceuticals Inc(a)	2,301,125
34,600	B&G Foods Inc(b)	481,632
136,438	BellRing Brands Inc(a)	4,993,631
9,500	BGSF Inc	90,535
9,800	Brink's Co	664,734
17,900	Cass Information Systems Inc	694,162
9,600	Central Garden & Pet Co(a)	372,192
33,304	Colliers International Group Inc(b)	3,270,120
23,449	CONMED Corp	3,186,485
190,634	Custom Truck One Source Inc(a)	1,284,873
62,549	Embecta Corp	1,351,058
44,038	Emerald Holding Inc(a)	180,556
106,800	Emergent BioSolutions Inc(a)	784,980
43,221	Euronet Worldwide Inc(a)	5,072,849
430	Graham Holdings Co Class B	245,736
32,500	Healthcare Services Group Inc	485,225
34,300	Heidrick & Struggles International Inc	907,921
36,700	Herbalife Nutrition Ltd(a)	485,908
27,361	Herc Holdings Inc	3,744,353
94,876	Inmode Ltd(a)	3,543,619
12,216	Insperity Inc	1,453,215
82,000	Ironwood Pharmaceuticals Inc(a)	872,480
11,079	J & J Snack Foods Corp	1,754,470
60,300	John Wiley & Sons Inc Class A	2,052,009
38,100	Kelly Services Inc Class A	670,941
7,700	Kforce Inc	482,482
66,327	Korn Ferry	3,285,840
71,269	Lantheus Holdings Inc(a)	5,980,894
6,600	ManpowerGroup Inc	524,040
6,200	Medifast Inc	571,392
7,700	National HealthCare Corp	476,014
15,700	Natural Grocers by Vitamin Cottage Inc	192,482
101,885	Nomad Foods Ltd(a)	1,785,025
116,865	Option Care Health Inc(a)	3,796,944
66,100	Organogenesis Holdings Inc(a)	219,452
87,231	Pacira BioSciences Inc(a)	3,495,346
35,500	Phibro Animal Health Corp Class A	486,350
31,900	Premier Inc Class A	882,354
132,702	Quanex Building Products Corp	3,563,049
36,800	Resources Connection Inc	578,128
17,200	Select Medical Holdings Corp	547,992
38,729	Spectrum Brands Holdings Inc	3,022,798
107,093	Supernus Pharmaceuticals Inc(a)	3,219,216
18,400	Taro Pharmaceutical Industries Ltd(a)	697,912
75,858	Tenet Healthcare Corp(a)	6,173,324
49,700	TrueBlue Inc(a)	880,187
25,375	UFP Technologies Inc(a)	4,918,944
18,621	United Therapeutics Corp(a)	4,110,586
28,300	Upbound Group Inc	880,979
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,200	USANA Health Sciences Inc(a)	$ 516,928
95,282	V2X Inc(a)	4,722,176
88,600	Vanda Pharmaceuticals Inc(a)	583,874
		114,723,097
Energy — 9.50%
82,100	Alto Ingredients Inc(a)(b)	237,269
73,585	Antero Resources Corp(a)	1,694,662
158,068	Baytex Energy Corp(a)	515,400
128,400	Berry Corp	883,392
91,487	California Resources Corp	4,143,446
135,314	ChampionX Corp	4,200,147
5,726	Chord Energy Corp	880,659
11,900	Civitas Resources Inc	825,503
77,100	Crescent Energy Co Class A(b)	803,382
104,751	Delek US Holdings Inc	2,508,786
6,700	Denbury Inc(a)	577,942
39,100	Dril-Quip Inc(a)	909,857
93,800	Equitrans Midstream Corp	896,728
36,700	Expro Group Holdings NV(a)	650,324
17,100	Forum Energy Technologies Inc(a)	437,589
69,900	Helix Energy Solutions Group Inc(a)	515,862
16,800	Kinetik Holdings Inc	590,352
591,640	Kosmos Energy Ltd(a)	3,543,924
43,400	Liberty Energy Inc	580,258
78,600	National Energy Services Reunited Corp(a)	231,870
375,199	Newpark Resources Inc(a)	1,962,291
65,800	NexTier Oilfield Solutions Inc(a)	588,252
140,554	Noble Corp PLC(a)	5,806,286
200,536	Northern Oil and Gas Inc	6,882,395
22,300	Par Pacific Holdings Inc(a)	593,403
72,100	Permian Resources Corp	790,216
12,300	Precision Drilling Corp(a)	599,625
61,200	ProPetro Holding Corp(a)	504,288
13,800	REX American Resources Corp(a)	480,378
62,200	Solaris Oilfield Infrastructure Inc Class A	518,126
37,000	Talos Energy Inc(a)	513,190
38,600	TechnipFMC PLC(a)	641,532
93,137	Tidewater Inc(a)	5,163,515
86,200	Vertex Energy Inc(a)(b)	538,750
10,900	Vital Energy Inc(a)	492,135
116,735	Weatherford International PLC(a)	7,753,539
		59,455,273
Financial — 23.74%
11,500	1st Source Corp	482,195
5,900	ACNB Corp	195,703
47,168	Agree Realty Corp REIT	3,084,315
3,700	Alexander's Inc REIT(a)	680,282
21,500	American Equity Investment Life Holding Co	1,120,365
100,667	Ameris Bancorp	3,443,818

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
16,300	Apollo Commercial Real Estate Finance Inc REIT	$ 184,516
15,000	Artisan Partners Asset Management Inc Class A	589,650
54,600	Associated Banc-Corp	886,158
15,900	Assured Guaranty Ltd	887,220
12,600	Axis Capital Holdings Ltd	678,258
46,139	Axos Financial Inc(a)	1,819,722
9,600	Bank of Marin Bancorp	169,632
40,200	BankUnited Inc	866,310
13,100	BayCom Corp	218,508
17,700	BCB Bancorp Inc	207,798
94,400	Braemar Hotels & Resorts Inc REIT	379,488
28,800	Bread Financial Holdings Inc	904,032
21,100	Bridgewater Bancshares Inc(a)	207,835
8,200	Brighthouse Financial Inc(a)	388,270
27,300	BrightSpire Capital Inc REIT	183,729
53,000	Brookline Bancorp Inc	463,220
165,970	Cadence Bank	3,259,651
14,700	Camden National Corp	455,259
105,620	Cannae Holdings Inc(a)	2,134,580
77,700	Capitol Federal Financial Inc	479,409
27,200	Cathay General Bancorp	875,568
42,100	Central Pacific Financial Corp	661,391
11,600	Central Valley Community Bancorp	179,220
13,300	Civista Bancshares Inc	231,420
11,100	CNB Financial Corp	195,915
38,700	CNO Financial Group Inc	916,029
41,700	Columbia Banking System Inc	845,676
3,200	Community Financial Corp(b)	86,688
11,000	Community Trust Bancorp Inc	391,270
47,500	ConnectOne Bancorp Inc	788,025
17,200	CrossFirst Bankshares Inc(a)	172,000
107,600	Cushman & Wakefield PLC(a)	880,168
29,800	Customers Bancorp Inc(a)	901,748
2,200	Diamond Hill Investment Group Inc	376,860
85,995	Douglas Elliman Inc	190,909
31,400	Eagle Bancorp Inc	664,424
111,800	Empire State Realty Trust Inc REIT Class A(b)	837,382
104,413	Employers Holdings Inc	3,906,090
16,500	Enact Holdings Inc	414,645
3,600	Enstar Group Ltd(a)	879,264
11,800	Enterprise Financial Services Corp	461,380
152,807	Equity Commonwealth REIT	3,095,870
19,300	Essent Group Ltd	903,240
6,400	Evercore Inc Class A	790,976
17,200	FB Financial Corp	482,460
36,413	Federal Agricultural Mortgage Corp Class C	5,234,005
24,000	Federated Hermes Inc	860,400
12,500	Financial Institutions Inc	196,750
71,400	First BanCorp	872,508
33,400	First Busey Corp	671,340
Shares		Fair Value
Financial — (continued)
6,100	First Business Financial Services Inc	$ 179,889
12,100	First Financial Corp	392,887
42,500	First Hawaiian Inc	765,425
25,100	First Internet Bancorp	372,735
13,096	First Merchants Corp	369,700
7,300	First Mid Bancshares Inc	176,222
14,700	First of Long Island Corp	176,694
43,800	Flushing Financial Corp	538,302
50,800	FNB Corp	581,152
6,000	FS Bancorp Inc	180,420
34,800	Granite Point Mortgage Trust Inc REIT	184,440
28,900	Great Ajax Corp REIT	177,157
6,000	Great Southern Bancorp Inc	304,380
28,300	Greenhill & Co Inc	414,595
15,500	Greenlight Capital Re Ltd Class A(a)	163,292
50,700	Hanmi Financial Corp	756,951
28,800	Hilltop Holdings Inc	906,048
6,900	Home Bancorp Inc	229,149
213,193	Home BancShares Inc	4,860,800
45,700	HomeStreet Inc	270,544
92,900	Hope Bancorp Inc	782,218
29,800	Horace Mann Educators Corp	883,868
45,000	Horizon Bancorp Inc	468,450
34,300	Independent Bank Corp	581,728
174,174	International Money Express Inc(a)	4,272,488
17,000	Investar Holding Corp	205,870
32,800	Janus Henderson Group PLC	893,800
68,000	Kearny Financial Corp	479,400
81,704	Kemper Corp	3,943,035
49,200	Lakeland Bancorp Inc	658,788
22,200	Live Oak Bancshares Inc	584,082
20,400	Luther Burbank Corp	181,968
19,600	Macatawa Bank Corp	181,888
28,200	Marcus & Millichap Inc	888,582
45,192	McGrath RentCorp	4,179,356
11,100	Mercantile Bank Corp	306,582
8,200	Merchants Bancorp	209,756
12,600	Mercury General Corp	381,402
16,175	MFA Financial Inc REIT	181,807
39,000	MGIC Investment Corp	615,810
24,600	Midland States Bancorp Inc	489,786
11,000	MidWestOne Financial Group Inc	235,070
7,300	National Bankshares Inc	213,087
1,200	National Western Life Group Inc Class A	498,672
42,500	Navient Corp	789,650
81,400	New York Community Bancorp Inc	914,936
37,825	New York Mortgage Trust Inc REIT	375,224
34,800	NMI Holdings Inc Class A(a)	898,536
4,300	Northeast Bank	179,181
12,800	Northeast Community Bancorp Inc(b)	190,464

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
36,600	Northfield Bancorp Inc	$ 401,868
4,900	Northrim BanCorp Inc	192,717
261,364	OceanFirst Financial Corp	4,082,506
23,200	Pacific Premier Bancorp Inc	479,776
48,300	PacWest Bancorp(b)	393,645
71,000	Park Hotels & Resorts Inc REIT	910,220
9,700	Parke Bancorp Inc	164,803
12,200	PCB Bancorp	179,462
58,900	Pebblebrook Hotel Trust REIT(b)	821,066
57,300	Perella Weinberg Partners	477,309
49,180	Pinnacle Financial Partners Inc	2,786,047
75,253	Popular Inc	4,554,312
100,372	Postal Realty Trust Inc REIT Class A	1,476,472
14,240	Preferred Bank	783,058
41,000	Premier Financial Corp	656,820
1,100	Primerica Inc	217,536
26,000	Primis Financial Corp	218,920
59,541	Prosperity Bancshares Inc	3,362,876
46,300	Provident Financial Services Inc	756,542
35,700	Radian Group Inc	902,496
16,500	RBB Bancorp	197,010
41,400	RE/MAX Holdings Inc Class A	797,364
4,200	Republic Bancorp Inc Class A	178,500
28,700	RMR Group Inc Class A	664,979
5,200	Safety Insurance Group Inc	372,944
38,000	Sandy Spring Bancorp Inc	861,840
162,500	Selectquote Inc(a)	316,875
92,600	Seritage Growth Properties REIT Class A(a)(b)	825,992
12,000	Sierra Bancorp	203,640
9,100	Silvercrest Asset Management Group Inc Class A	184,275
50,100	Simmons First National Corp Class A	864,225
98,300	SiriusPoint Ltd(a)	887,649
53,700	SLM Corp	876,384
7,459	Southern First Bancshares Inc(a)	184,610
4,600	Southern Missouri Bancorp Inc	176,870
50,876	SouthState Corp	3,347,641
116,831	STAG Industrial Inc REIT(b)	4,191,896
17,000	Stewart Information Services Corp	699,380
53,646	Stifel Financial Corp	3,201,057
13,800	Territorial Bancorp Inc	169,464
17,400	Texas Capital Bancshares Inc(a)	896,100
20,600	Towne Bank	478,744
23,400	TPG RE Finance Trust Inc REIT	173,394
20,000	TrustCo Bank Corp NY	572,200
9,529	United Fire Group Inc	215,927
26,600	Univest Financial Corp	480,928
21,800	Victory Capital Holdings Inc Class A	687,572
50,700	Virtu Financial Inc Class A	866,463
Shares		Fair Value
Financial — (continued)
3,380	Virtus Investment Partners Inc	$ 667,449
32,600	Washington Federal Inc	864,552
18,100	Washington Trust Bancorp Inc	485,261
25,600	Waterstone Financial Inc	370,944
500	White Mountains Insurance Group Ltd	694,455
8,300	William Penn Bancorp	84,245
73,898	Wintrust Financial Corp	5,366,473
69,767	WSFS Financial Corp	2,631,611
		148,557,174
Industrial — 19.12%
23,432	AECOM	1,984,456
38,100	AerSale Corp(a)	560,070
33,186	Albany International Corp Class A	3,095,590
66,312	Arcosa Inc	5,024,460
24,966	Atkore Inc(a)	3,893,198
16,300	Avnet Inc	822,335
19,800	AZZ Inc	860,508
13,900	Barnes Group Inc	586,441
8,200	Belden Inc	784,330
7,200	Benchmark Electronics Inc	185,976
8,309	Boise Cascade Co	750,718
4,800	Chase Corp	581,856
40,644	Clean Harbors Inc(a)	6,683,093
19,000	Coherent Corp(a)	968,620
79,237	Columbus McKinnon Corp	3,220,984
1,000	Encore Wire Corp	185,930
17,500	Enerpac Tool Group Corp	472,500
5,600	EnerSys	607,712
24,200	Flowserve Corp	899,030
30,500	Fluor Corp(a)	902,800
5,700	Forward Air Corp	604,827
43,900	Gates Industrial Corp PLC(a)	591,772
199,531	Genco Shipping & Trading Ltd	2,799,420
121,300	GrafTech International Ltd	611,352
23,700	Greenbrier Cos Inc	1,021,470
71,706	Griffon Corp	2,889,752
36,000	Heartland Express Inc	590,760
13,500	Hillenbrand Inc	692,280
21,900	Insteel Industries Inc	681,528
66,992	International Seaways Inc	2,561,774
12,400	Itron Inc(a)	894,040
245,588	Janus International Group Inc(a)	2,617,968
53,400	JELD-WEN Holding Inc(a)	936,636
25,477	Kadant Inc	5,658,442
135,567	Kimball Electronics Inc(a)	3,745,716
76,173	Knife River Corp(a)	3,313,525
146,800	Latham Group Inc(a)	544,628
309,105	Leonardo DRS Inc(a)	5,359,881
8,268	Littelfuse Inc	2,408,551
11,200	Louisiana-Pacific Corp	839,776
237,903	LSB Industries Inc(a)	2,343,345
6,800	Matson Inc	528,564
135,387	MDU Resources Group Inc	2,835,004
57,746	Moog Inc Class A	6,261,399

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,100	Mueller Industries Inc	$ 532,408
35,700	Mueller Water Products Inc Class A	579,411
25,400	Myers Industries Inc	493,522
32,186	National Instruments Corp	1,847,476
9,500	National Presto Industries Inc	695,400
4,500	Olympic Steel Inc	220,500
6,200	PAM Transportation Services Inc(a)	165,974
7,000	PGT Innovations Inc(a)	204,050
9,291	Plexus Corp(a)	912,748
6,200	Primoris Services Corp	188,914
25,400	Proto Labs Inc(a)	887,984
155,412	Pure Cycle Corp(a)	1,709,532
13,100	Ryerson Holding Corp	568,278
11,900	Sanmina Corp(a)	717,213
4,200	Sterling Infrastructure Inc(a)	234,360
46,546	TD SYNNEX Corp	4,375,324
17,900	Thermon Group Holdings Inc(a)	476,140
9,000	Timken Co	823,770
83,700	Tredegar Corp	558,279
18,900	TriMas Corp	519,561
272,505	TTM Technologies Inc(a)	3,787,819
91,700	Tutor Perini Corp(a)	655,655
49,707	UFP Industries Inc	4,824,064
31,100	Vishay Intertechnology Inc	914,340
235,217	Vontier Corp	7,576,340
28,400	World Kinect Corp	587,312
3,000	Worthington Industries Inc	208,410
		119,667,801
Technology — 6.39%
39,900	ACI Worldwide Inc(a)	924,483
62,500	ACM Research Inc Class A(a)	817,500
7,800	Cirrus Logic Inc(a)	631,878
28,517	Concentrix Corp	2,302,748
6,900	CoreCard Corp(a)	174,984
81,743	Crane NXT Co	4,613,575
52,056	CSG Systems International Inc	2,745,434
6,600	Diodes Inc(a)	610,434
20,900	Ebix Inc	526,680
4,100	Insight Enterprises Inc(a)	599,994
6,700	IPG Photonics Corp(a)	909,994
6,700	Maximus Inc	566,217
20,000	MaxLinear Inc(a)	631,200
27,400	NCR Corp(a)	690,480
10,600	Outbrain Inc(a)	52,152
24,300	Photronics Inc(a)	626,697
74,681	Rambus Inc(a)	4,792,280
25,253	Science Applications International Corp	2,840,458
151,342	Semtech Corp(a)	3,853,167
22,821	Super Micro Computer Inc(a)	5,688,134
197,800	Telos Corp(a)	506,368
46,347	Tower Semiconductor Ltd(a)	1,738,939
14,700	TTEC Holdings Inc	497,448
161,227	Veradigm Inc(a)	2,031,460
Shares		Fair Value
Technology — (continued)
30,900	Verra Mobility Corp(a)	$ 609,348
		39,982,052
Utilities — 2.13%
63,546	ALLETE Inc	3,683,762
22,200	Avista Corp	871,794
14,400	Black Hills Corp	867,744
23,800	Hawaiian Electric Industries Inc	861,560
20,300	Northwest Natural Holding Co	873,915
15,300	NorthWestern Corp	868,428
11,300	ONE Gas Inc	867,953
11,600	Otter Tail Corp	915,936
19,400	PNM Resources Inc	874,940
18,700	Portland General Electric Co	875,721
14,000	Southwest Gas Holdings Inc	891,100
13,800	Spire Inc	875,472
		13,328,325
TOTAL COMMON STOCK — 95.48% (Cost $538,443,155)		$597,562,826
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.64%
$2,558,473	Undivided interest of 2.80% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $2,558,473 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(c)	2,558,473
2,558,473	Undivided interest of 2.84% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $2,558,473 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(c)	2,558,473

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,558,473	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $2,558,473 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(c)	$ 2,558,473
2,557,138	Undivided interest of 3.13% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $2,557,138 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(c)	2,557,138
TOTAL SHORT TERM INVESTMENTS — 1.64% (Cost $10,232,557)		$ 10,232,557
TOTAL INVESTMENTS — 97.12% (Cost $548,675,712)		$607,795,383
OTHER ASSETS & LIABILITIES, NET — 2.88%		$ 18,027,318
TOTAL NET ASSETS — 100.00%		$625,822,701
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $9,930,537 of securities on loan)(a)	$597,562,826
Repurchase agreements, fair value(b)	10,232,557
Cash	38,441,349
Dividends receivable	446,834
Subscriptions receivable	11,110,408
Receivable for investments sold	1,367,018
Total Assets	659,160,992
LIABILITIES:
Payable for director fees	7,312
Payable for investments purchased	22,210,950
Payable for other accrued fees	60,220
Payable for shareholder services fees	49,915
Payable to investment adviser	286,323
Payable upon return of securities loaned	10,232,557
Redemptions payable	491,014
Total Liabilities	33,338,291
NET ASSETS	$625,822,701
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,623,105
Paid-in capital in excess of par	542,039,067
Undistributed/accumulated earnings	78,160,529
NET ASSETS	$625,822,701
NET ASSETS BY CLASS
Investor Class	$292,686,575
Institutional Class	$333,136,126
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	8,768,780
Institutional Class	47,462,266
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$33.38
Institutional Class	$7.02
(a) Cost of investments	$538,443,155
(b) Cost of repurchase agreements	$10,232,557
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending	$13,108
Dividends	3,577,647
Foreign withholding tax	(6,834)
Total Income	3,583,921
EXPENSES:
Management fees	1,432,233
Shareholder services fees – Investor Class	142,918
Audit and tax fees	17,004
Custodian fees	13,305
Directors fees	16,546
Legal fees	3,881
Pricing fees	864
Registration fees	20,817
Shareholder report fees	13,634
Transfer agent fees	4,930
Other fees	6,865
Total Expenses	1,672,997
Less amount waived by investment adviser	43,629
Net Expenses	1,629,368
NET INVESTMENT INCOME	1,954,553
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	11,958,390
Net Realized Gain	11,958,390
Net change in unrealized appreciation on investments and foreign currency translations	20,482,936
Net Change in Unrealized Appreciation	20,482,936
Net Realized and Unrealized Gain	32,441,326
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,395,879
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Small Cap Value Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$1,954,553	$4,057,930
Net realized gain	11,958,390	31,966,601
Net change in unrealized appreciation (depreciation)	20,482,936	(79,269,392)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,395,879	(43,244,861)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(42,506)	(1,843,740)
Institutional Class	(1,794,296)	(43,318,002)
From Net Investment Income and Net Realized Gains	(1,836,802)	(45,161,742)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	230,981,174	19,421,763
Institutional Class	42,125,400	52,590,192
Shares issued in reinvestment of distributions
Investor Class	42,506	1,843,740
Institutional Class	1,794,296	43,318,002
Shares redeemed
Investor Class	(10,305,382)	(23,651,228)
Institutional Class	(51,867,694)	(93,670,805)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	212,770,300	(148,336)
Total Increase (Decrease) in Net Assets	245,329,377	(88,554,939)
NET ASSETS:
Beginning of Period	380,493,324	469,048,263
End of Period	$625,822,701	$380,493,324
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,065,256	601,352
Institutional Class	6,413,019	7,177,849
Shares issued in reinvestment of distributions
Investor Class	1,320	60,351
Institutional Class	265,036	6,536,630
Shares redeemed
Investor Class	(317,596)	(729,169)
Institutional Class	(7,489,830)	(12,419,820)
Net Increase	5,937,205	1,227,193
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$31.17	0.11	2.11	2.22	(0.01)	-	(0.01)	$33.38	7.11% (d)
12/31/2022	$35.69	0.23	(3.83)	(3.60)	(0.02)	(0.90)	(0.92)	$31.17	(10.03%)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
12/31/2020	$28.23	0.14	0.75	0.89	-	(0.07)	(0.07)	$29.05	3.20%
12/31/2019	$22.75	0.09	5.52	5.61	(0.00) (e)	(0.13)	(0.13)	$28.23	24.67%
12/31/2018	$27.91	0.05	(4.55)	(4.50)	-	(0.66)	(0.66)	$22.75	(16.20%)
Institutional Class
06/30/2023 (Unaudited)	$ 6.58	0.03	0.45	0.48	(0.04)	-	(0.04)	$ 7.02	7.28% (d)
12/31/2022	$ 8.40	0.08	(0.92)	(0.84)	(0.08)	(0.90)	(0.98)	$ 6.58	(9.70%)
12/31/2021	$ 8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$ 8.40	31.17%
12/31/2020	$ 7.84	0.06	0.20	0.26	(0.03)	(0.07)	(0.10)	$ 8.00	3.54%
12/31/2019	$ 6.41	0.05	1.56	1.61	(0.05)	(0.13)	(0.18)	$ 7.84	25.17%
12/31/2018	$ 8.43	0.05	(1.37)	(1.32)	(0.04)	(0.66)	(0.70)	$ 6.41	(15.93%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$292,687	1.18% (g)	1.09% (g)	0.70% (g)	15% (d)
12/31/2022	$ 62,951	1.14%	1.09%	0.71%	46%
12/31/2021	$ 74,488	1.12%	1.09%	0.41%	40%
12/31/2020	$ 68,753	1.13%	1.09%	0.58%	93%
12/31/2019	$ 65,827	1.13%	1.09%	0.35%	25%
12/31/2018	$ 66,129	1.12%	1.09%	0.18%	35%
Institutional Class
06/30/2023 (Unaudited)	$333,136	0.74% (g)	0.74% (g)	1.04% (g)	15% (d)
12/31/2022	$317,543	0.74%	0.74%	1.06%	46%
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
12/31/2020	$351,671	0.74%	0.74%	0.97%	93%
12/31/2019	$223,721	0.73%	0.73%	0.71%	25%
12/31/2018	$192,501	0.74%	0.74%	0.58%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth.  The Fund is diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2023

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$551,161,586
Gross unrealized appreciation on investments	90,874,817
Gross unrealized depreciation on investments	(34,241,020)
Net unrealized appreciation on investments	$56,633,797
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.71% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.74% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$24,439	$19,949	$42,066	$43,629	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Hotchkis & Wiley Capital Management, LLC.  The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - June 30, 2023

Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $255,982,478 and $60,778,194, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $9,930,537 and received collateral as reported on the Statement of Assets and Liabilities of $10,232,557 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Small Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, ECM and each of Hotchkis & Wiley Capital Management, LLC (“HWCM”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles” and together with HWCM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of HWCM and Loomis Sayles.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the first, second, third and third quintiles of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for the one-, three-, five- and ten-year periods ended December 31, 2022, respectively, in all cases exceeding its performance universe median.  The annualized returns of the Fund’s Institutional Class were in the first, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Board also observed that the Fund outperformed its benchmark for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund to the total expense ratio of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds.  The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  As to the fees charged by the Sub-Advisers to other clients with similar objectives and policies as the Fund, the Board received information from HWCM regarding its standard separate account fee schedule for the small cap diversified value strategy, as well as the fees charged by HWCM for its own retail mutual fund and other sub-advised registered funds managed in the same investment style as the Fund.  For Loomis Sayles, the Board similarly received information regarding the fees charged by the Sub-Adviser for its own retail mutual fund and its standard Form ADV fee schedule for small cap value.  The Board assessed the foregoing information and, where applicable, noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as historical relationship discounts and consideration of other assets under management in the case of certain funds sub-advised by HWCM and other client-specific circumstances.  Taking into account the foregoing, the Board determined that the fees charged by the Sub-Advisers to other similar accounts and clients identified as comparable appeared to be competitive with the fees charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers.  The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In addition, with respect to the Sub-Advisers, the Board noted that Loomis Sayles reported a negative margin associated with its relationship to the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board also noted that both sub-advisory fee schedules contained breakpoints that would reduce the relevant sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  In this connection, the Board considered that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below the Fund’s peer group.

Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that each Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.
In addition, the Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023